Stockholders' Equity - (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2021	Oct. 16, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted term					10 years
Share-based compensation costs	$ 503	$ 327	$ 850	$ 988	$ 1,189	$ 2,813	$ 5,020
Income tax provision (benefit)	$ 0	$ 0	$ 0	$ 0
Sale of transaction
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liquidity of Shares	8,043,830		8,043,830
Other events
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock-based compensation expense			$ 13,500
Liquidity of Shares	9,124,000		9,124,000
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued (in shares)	12,803,162		12,803,162		5,034,459	5,014,300
Common shares, shares authorized (in shares)	500,000,000		500,000,000		500,000,000	500,000,000
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued (in shares)	27,391,338		27,391,338		34,362,554	34,152,328
Common shares, shares authorized (in shares)	500,000,000		500,000,000		500,000,000	500,000,000
Class C Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued (in shares)	21,170,037		21,170,037		0	0
Common shares, shares authorized (in shares)	25,000,000		25,000,000		25,000,000	25,000,000
Verizon
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash investment								$ 35,000
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs			$ 2,600		$ 10,500
Weighted-average remaining requisite service period			3 years		2 months 12 days
Intrinsic value of stock options exercised					$ 400	$ 1,600	$ 2,000
Stock option | 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					16,895,765
Number of shares available for future issuance					17,327,629	14,266,318	14,000,528		15,700,000